Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	THE MERGER FUND
Entity Central Index Key	0000701804
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 26, 2022
Document Effective Date	Apr. 28, 2022
Prospectus Date	Apr. 28, 2022
The Merger Fund | Class A
Prospectus:
Trading Symbol	MERFX
The Merger Fund | Class I
Prospectus:
Trading Symbol	MERIX